BORROWINGS - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amount
Subordinated Debt	$ 170,550	$ 120,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(1,185)	(1,362)
FHLB long-term advances	400,599	241
Other Long-term Debt	775	775
Total long-term debt	$ 570,739	$ 119,654
Average Rate [Abstract]
Debt, Weighted Average Interest Rate	5.28%	5.13%
Federal Home Loan Bank	2.08%	1.09%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.04%	5.14%
Maturities of Long-term Debt [Abstract]
2019	$ 157,914
2020	104,274
2021	19,007
2022	49,404
2023	0
Thereafter	$ 240,140